Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2016
Registrant Name	DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT
Central Index Key	0000878734
Amendment Flag	false
Document Creation Date	May 27, 2016
Document Effective Date	Jun. 01, 2016
Prospectus Date	Jun. 01, 2016
Administrative Shares Prospectus | Dreyfus Cash Management | administrative shares
Prospectus:
Trading Symbol	DACXX
Administrative Shares Prospectus | Dreyfus Government Cash Management | dreyfus government cash management - Administrative Shares
Prospectus:
Trading Symbol	DAGXX
Administrative Shares Prospectus | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Administrative Shares
Prospectus:
Trading Symbol	DAPXX
Administrative Shares Prospectus | Dreyfus Treasury & Agency Cash Management | Administrative Shares
Prospectus:
Trading Symbol	DTAXX
Administrative Shares Prospectus | Dreyfus Treasury Securities Cash Management | Administrative Shares
Prospectus:
Trading Symbol	DARXX
Administrative Shares Prospectus | Dreyfus Tax Exempt Cash Management Fund | DREYFUS TAX EXEMPT CASH MANAGEMENT - Administrative Shares
Prospectus:
Trading Symbol	DEAXX
Administrative Shares Prospectus | Dreyfus Municipal Cash Management Plus | Administrative Shares
Prospectus:
Trading Symbol	DAMXX
Administrative Shares Prospectus | Dreyfus New York Municipal Cash Management | Administrative Shares
Prospectus:
Trading Symbol	DAYXX
Institutional Shares Prospectus | Dreyfus Cash Management | Institutional Shares
Prospectus:
Trading Symbol	DICXX
Institutional Shares Prospectus | Dreyfus Government Cash Management | dreyfus government cash mangement - Institutional Shares
Prospectus:
Trading Symbol	DGCXX
Institutional Shares Prospectus | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Institutional Shares
Prospectus:
Trading Symbol	DIPXX
Institutional Shares Prospectus | Dreyfus Treasury & Agency Cash Management | Institutional Shares
Prospectus:
Trading Symbol	DTRXX
Institutional Shares Prospectus | Dreyfus Treasury Securities Cash Management | Institutional Shares
Prospectus:
Trading Symbol	DIRXX
Institutional Shares Prospectus | Dreyfus Tax Exempt Cash Management Fund | DREYFUS TAX EXEMPT CASH MANAGEMENT - Institutional Shares
Prospectus:
Trading Symbol	DEIXX
Institutional Shares Prospectus | Dreyfus Municipal Cash Management Plus | Institutional Shares
Prospectus:
Trading Symbol	DIMXX
Institutional Shares Prospectus | Dreyfus New York Municipal Cash Management | Institutional Shares
Prospectus:
Trading Symbol	DIYXX
Institutional Shares Prospectus | Dreyfus California AMT-Free Municipal Cash Management | Institutional Shares
Prospectus:
Trading Symbol	DIIXX
Investor Shares Prospectus | Dreyfus Cash Management | Investor Shares
Prospectus:
Trading Symbol	DVCXX
Investor Shares Prospectus | Dreyfus Government Cash Management | dreyfus government cash management - Investor Shares
Prospectus:
Trading Symbol	DGVXX
Investor Shares Prospectus | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Investor Shares
Prospectus:
Trading Symbol	DVPXX
Investor Shares Prospectus | Dreyfus Treasury & Agency Cash Management | Investor Shares
Prospectus:
Trading Symbol	DTVXX
Investor Shares Prospectus | Dreyfus Treasury Securities Cash Management | Investor Shares
Prospectus:
Trading Symbol	DVRXX
Investor Shares Prospectus | Dreyfus Tax Exempt Cash Management Fund | DREYFUS TAX EXEMPT CASH MANAGEMENT - Investor Shares
Prospectus:
Trading Symbol	DEVXX
Investor Shares Prospectus | Dreyfus Municipal Cash Management Plus | Investor Shares
Prospectus:
Trading Symbol	DVMXX
Investor Shares Prospectus | Dreyfus New York Municipal Cash Management | Investor Shares
Prospectus:
Trading Symbol	DVYXX
Investor Shares Prospectus | Dreyfus California AMT-Free Municipal Cash Management | Investor Shares
Prospectus:
Trading Symbol	DAIXX
Participant Shares Prospectus | Dreyfus Cash Management | participant shares
Prospectus:
Trading Symbol	DPCXX
Participant Shares Prospectus | Dreyfus Government Cash Management | Dreyfus Government Cash Management - Participant Shares
Prospectus:
Trading Symbol	DPGXX
Participant Shares Prospectus | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Participant Shares
Prospectus:
Trading Symbol	DGPXX
Participant Shares Prospectus | Dreyfus Treasury & Agency Cash Management | Participant Shares
Prospectus:
Trading Symbol	DTPXX
Participant Shares Prospectus | Dreyfus Treasury Securities Cash Management | Participant Shares
Prospectus:
Trading Symbol	DPRXX
Participant Shares Prospectus | Dreyfus Tax Exempt Cash Management Fund | DREYFUS TAX EXEMPT CASH MANAGEMENT - Participant Shares
Prospectus:
Trading Symbol	DEPXX
Participant Shares Prospectus | Dreyfus Municipal Cash Management Plus | Participant Shares
Prospectus:
Trading Symbol	DMPXX
Participant Shares Prospectus | Dreyfus New York Municipal Cash Management | Participant Shares
Prospectus:
Trading Symbol	DPYXX
Participant Shares Prospectus | Dreyfus California AMT-Free Municipal Cash Management | Participant Shares
Prospectus:
Trading Symbol	DFPXX